SEGMENT REPORTING - Summary of Information By Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues from external customers	$ 324,795	$ 293,338
Gross profit	117,120	108,138
Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	248,174
Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	15,026
Costs of revenue	2,947	3,430
Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	59,822
Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,773
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	174,820	133,928
Costs of revenue	115,676	88,722
Gross profit	59,144	45,206
IA [Member] | Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	150,246	116,288
IA [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	11,819	9,164
IA [Member] | Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	11,372	7,921
IA [Member] | Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,383	555
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	109,964	123,398
Costs of revenue	56,834	67,370
Gross profit	53,130	56,028
Rail [Member] | Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	57,937	82,546
Rail [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,207	3,497
Rail [Member] | Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	48,430	36,625
Rail [Member] | Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	390	730
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	40,011	36,012
Costs of revenue	35,165	29,108
Gross profit	4,846	6,904
M&E [Member] | Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	39,991	35,307
M&E [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
M&E [Member] | Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	20	705
M&E [Member] | Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	324,795	293,338
Costs of revenue	207,675	185,200
Gross profit	117,120	108,138
Consolidated [Member] | Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	248,174	234,141
Consolidated [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	15,026	12,661
Consolidated [Member] | Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	59,822	45,251
Consolidated [Member] | Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 1,773	$ 1,285